OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
OPERATING SEGMENTS

5.	OPERATING SEGMENTS

The operating segments of the Company reflect their management and their organizational structure, used to monitoring its results. The Company also operates in the gas market, through its subsidiary Gasmig, and in other businesses with less impact on the results of its operations.

In 2021, the Executive Board started assesing the performance of the energy trading segmentseparately and to make decisions in relation to the allocation of resources to such segment. This change in the separation of details by operational segment as disclosed by the Company arises from the increased importance of the activity of this segment in the energy market for complying with and maintaining the Company’s contractual obligations, especially after the reduction of the Company’s own generation capacity. The energy trading segment, includes the purchase and sale of energy in the free and regulated markets, and the activities related to trading such energy, including transactions on the Power Trading Exchange (CCEE).

In a further the results of affiliates and jointly controlled companies whose management is the responsibility of the Equity Management Board (‘CemigPar’) as a single segment, evaluating Cemig’s non-controlling shareholdings, in line with the Company’s business strategies. The main aim of separation of this segment is to monitor compliance with the targets established by these companies, to ensure sustainability and maximization of their return for the company. The results of the subsidiaries Gasmig and Cemig Sim are also included in this segment, since their management and analysis of performance, too, is linked to the CemigPar management unit (the office of the Chief Officer for Holdings).

Thus, in 2021, the segment information is disclosed separately into the following 5 reportable segments:

Generation: Comprise production of energy from hydroelectric and wind facilities.

Transmission: Comprise construction, operation and maintenance of transmission lines and substations.

Trading: Comprise commercialization of energy and provision of related services. As per Note 26(g), in the third quarter of 2021 the Company began the process of segregation of the commercialization business, with partial transfer from Cemig GT to the Company. There was no change in the Company’s corporate strategy of serving the market with the purpose of energy delivery to its clients.

Distribution: Comprise provision of energy distribution services, including operation and maintenance of the related infrastructure and services.

Investees: Comprise management of the equity interests in which the company does not have shareholding control, in line with the Company’s business strategies. The results of the subsidiaries Gasmig and Cemig Sim are also included in this segment, since their management, too, is linked to the CemigPar management unit (the office of the Chief Officer for Holdings).

Transfer of energy from the generation activity to the trading activity comprises a transaction between segments, since it consists of obtaining of revenue from the sale of energy generated, and costs for purchase of energy to be traded — these are measured at sale prices estimated in accordance with criteria based on the Company’s model for management of these businesses, using market prices as a reference.

In 2021, the Company reassessed its operating segments and started disclosing the segments of Trading, Investees and Inter-segment Transactions, as a single segment. Due to this Company’s reassessment the corresponding information from previous years are being restated.

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2021
ACCOUNT/DESCRIPTION	ENERGY				INVESTEES	TOTAL	INTER SEGMENT TRANSACTIONS (1)	RECONCILIATION (2) (3)	TOTAL
	GENERATION	TRANSMISSION	TRADING	DISTRIBUTION
NET REVENUE	2,921	1,094	6,430	22,345	2,858	35,648	(1,575)	(427)	33,646

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(795)	—	(5,735)	(14,853)	(2,011)	(23,394)	1,575	370	(21,449)

OPERATING COSTS AND EXPENSES (3)
Personnel	(149)	(115)	(20)	(847)	(109)	(1,240)	—	—	(1,240)
Employees’ and managers’ profit sharing	(14)	(14)	(3)	(94)	(9)	(134)	—	—	(134)
Post-employment obligations	(5)	3	(1)	19	(32)	(16)	—	—	(16)
Materials, outsourced services and others expenses (revenues)	(209)	(94)	(14)	(1,524)	(165)	(2,006)	—	57	(1,949)
Depreciation and amortization	(254)	(3)	(1)	(683)	(108)	(1,049)	—	—	(1,049)
Operating provisions and impairment	(20)	(12)	(14)	(198)	(120)	(364)	—	—	(364)
Construction costs	—	(184)	—	(1,802)	(50)	(2,036)	—	—	(2,036)
Total cost of operation	(651)	(419)	(53)	(5,129)	(593)	(6,845)	—	57	(6,788)

OPERATING COSTS AND EXPENSES	(1,446)	(419)	(5,788)	(19,982)	(2,604)	(30,239)	1,575	427	(28,237)

Periodic tariff review, net	—	215	—	—	—	215	—	—	215
Renegotiation of hydrological risk (Law 14,052/20), net	1,032	—	—	—	—	1,032	—	—	1,032
Gains arising from the sale of non-current asset held for sale	—	—	—	—	109	109	—	—	109
Equity in earnings of unconsolidated investees, net	54	—	—	—	128	182	—	—	182
Result of business combination	—	4	—	—	—	4	—	—	4

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,561	894	642	2,363	491	6,951	—	—	6,951
Finance net income (expenses)	(758)	(395)	15	(7)	(1,107)	(2,252)	—	—	(2,252)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,803	499	657	2,356	(616)	4,699	—	—	4,699
Income tax and social contribution tax	(409)	(78)	(224)	(655)	420	(946)	—	—	(946)
NET INCOME FOR THE YEAR	1,394	421	433	1,701	(196)	3,753	—	—	3,753
Equity holders of the parent	1,394	421	433	1,701	(198)	3,751	—	—	3,751
Non-controlling interests	—	—	—	—	2	2	—	—	2

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020 (RESTATED)
ACCOUNT/DESCRIPTION	ENERGY				INVESTEES	TOTAL	INTER SEGMENT TRANSACTIONS (1)	RECONCILIATION (2) (3)	TOTAL
	GENERATION	TRANSMISSION	TRADING (1)	DISTRIBUTION
NET REVENUE	2,589	778	5,382	16,512	1,673	26,934	(1,324)	(382)	25,228

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(528)	—	(5,027)	(9,960)	(1,083)	(16,598)	1,324	332	(14,942)

OPERATING COSTS AND EXPENSES
Personnel	(170)	(102)	(16)	(886)	(102)	(1,276)	—	—	(1,276)
Employees’ and managers’ profit sharing	(16)	(14)	(2)	(93)	(17)	(142)	—	—	(142)
Post-employment obligations	(42)	(38)	(6)	(297)	(55)	(438)	—	—	(438)
Materials, outsourced services and others expenses (revenues)	(178)	(65)	(11)	(1,327)	(110)	(1,691)	—	50	(1,641)
Depreciation and amortization	(205)	(5)	(1)	(668)	(110)	(989)	—	—	(989)
Operating provisions and impairment	(32)	7	(1)	(274)	(123)	(423)	—	—	(423)
Construction costs	—	(147)	—	(1,384)	(50)	(1,581)	—	—	(1,581)
Total cost of operation	(643)	(364)	(37)	(4,929)	(567)	(6,540)	—	50	(6,490)

OPERATING COSTS AND EXPENSES	(1,171)	(364)	(5,064)	(14,889)	(1,650)	(23,138)	1,324	382	(21,432)

Periodic tariff review, net	—	502	—	—	—	502	—	—	502
Fair value of business combination	—	51	—	—	—	51	—	—	51
Equity in earnings of unconsolidated investees, net	11	—	—	—	346	357	—	—	357

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,429	967	318	1,623	369	4,706	—	—	4,706
Finance expenses	(322)	(152)	21	22	(474)	(905)	—	—	(905)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,107	815	339	1,645	(105)	3,801	—	—	3,801
Income tax and social contribution tax	(308)	(222)	(81)	(430)	105	(936)	—	—	(936)
NET INCOME FOR THE YEAR	799	593	258	1,215	—	2,865	—	—	2,865
Equity holders of the parent	799	593	258	1,215	(1)	2,864	—	—	2,864
Non-controlling interests	—	—	—	—	1	1	—	—	1

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2019 (RESTATED)
ACCOUNT/DESCRIPTION	ENERGY				INVESTEES	TOTAL	INTER SEGMENT TRANSACTIONS (1)	RECONCILIATION (2) (3)	TOTAL
	GENERATION	TRANSMISSION	TRADING (1)	DISTRIBUTION
NET REVENUE	3,755	934	4,595	15,919	2,054	27,257	(1,409)	(362)	25,486

COST OF ENERGY AND GAS	(658)	—	(4,801)	(8,975)	(1,436)	(15,870)	1,409	313	(14,148)

OPERATING COSTS AND EXPENSES
Personnel	(164)	(113)	(19)	(869)	(107)	(1,272)	—	—	(1,272)
Employees’ and managers’ profit sharing	(24)	(27)	(5)	(183)	(24)	(263)	—	—	(263)
Post-employment obligations	(34)	(38)	(7)	(277)	(52)	(408)	—	—	(408)
Materials, outsourced services and others expenses (revenues)	(170)	(67)	(14)	(1,375)	(247)	(1,873)	—	49	(1,824)
Depreciation and amortization	(212)	(3)	—	(652)	(91)	(958)	—	—	(958)
Operating provisions and impairment	(271)	(72)	(10)	(1,103)	(945)	(2,401)	—	—	(2,401)
Construction costs	—	(221)	—	(936)	(43)	(1,200)	—	—	(1,200)
Total cost of operation	(875)	(541)	(55)	(5,395)	(1,509)	(8,375)	—	49	(8,326)

OPERATING COSTS AND EXPENSES	(1,533)	(541)	(4,856)	(14,370)	(2,945)	(24,245)	1,409	362	(22,474)

Periodic tariff review, net	23	4	—	—	98	125	—	—	125
Dividends declared by investee classified as held for sale	—	73	—	—	—	73	—	—	73

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,245	470	(261)	1,549	(793)	3,210	—	—	3,210
Finance expenses	113	98	10	902	237	1,360	—	—	1,360
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	2,358	568	(251)	2,450	(555)	4,570	—	—	4,570
Income tax and social contribution tax	(641)	(112)	150	(806)	(191)	(1,600)	—	—	(1,600)
DISCONTINUED OPERATIONS
Net income after tax from discontinued operations	—	—	—	—	224	224	—	—	224
NET INCOME FOR THE YEAR	1,717	456	(101)	1,644	(522)	3,194	—	—	3,194
Equity holders of the parent
Net income from continuing operations	1,717	456	(101)	1,644	(747)	2,969	—	—	2,969
Net income from discontinued operations	—	—	—	—	224	224	—	—	224
Net income for the year attributed to equity holders of the parent	1,717	456	(101)	1,644	(523)	3,193	—	—	3,193
Non-controlling interests
Net income from continuing operations	—	—	—	—	1	1	—	—	1

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

The information for assets by segment is not presented, because this is not part of the information made available to the Company’s management.